Term Borrowings	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Term Borrowings
Term Borrowings
The following table presents information pertaining to Term Borrowings reported on FHN’s Consolidated Statements of Condition on December 31:

(Dollars in thousands)	2018	2017
First Tennessee Bank National Association:
Senior capital notes (a)
Maturity date – December 1, 2019 – 2.95%	$395,872	$396,105
Other collateralized borrowings – Maturity date – December 22, 2037
3.09% on December 31, 2018 and 1.89% on December 31, 2017 (b)	76,642	65,356
Other collateralized borrowings - SBA loans (c)	16,607	7,416
Federal Home Loan Bank borrowings
Maturity date – August 2, 2018 – 0.00%	—	100
First Horizon National Corporation:
Senior capital notes (a)
Maturity date – December 15, 2020 – 3.50%	486,739	486,513
Junior subordinated debentures (d)
Maturity date - July 31, 2031 - 4.96% on December 31, 2017 (e)	—	4,124
Maturity date - July 31, 2031 - 4.96% on December 31, 2017 (e)	—	5,155
Maturity date - December 30, 2032 - 5.04% on December 31, 2017 (e)	—	5,155
Maturity date - June 26, 2033 - 4.77% on December 31, 2017 (e)	—	10,310
Maturity date - October 8, 2033 - 4.21% on December 31, 2017 (e)	—	10,310
Maturity date - February 8, 2034 - 4.23% on December 31, 2017 (e)	—	10,310
Maturity date - June 28, 2035 - 4.47% on December 31, 2018 and 3.27% on December 31, 2017	2,730	2,708
Maturity date - December 15, 2035 - 4.16% on December 31, 2018 and 2.96% on December 31, 2017	17,456	17,270
Maturity date - March 15, 2036 - 4.19% on December 31, 2018 and 2.99% on December 31, 2017	8,757	8,667
Maturity date - March 15, 2036 - 4.33% on December 31, 2018 and 3.13% on December 31, 2017	11,587	11,482
Maturity date - June 30, 2036 - 4.12% on December 31, 2018 and 3.01% on December 31, 2017	25,931	25,646
Maturity date - July 7, 2036 - 3.99% on December 31, 2018 and 2.91% on December 31, 2017	17,803	17,642
Maturity date - June 15, 2037 - 4.44% on December 31, 2018 and 3.24% on December 31, 2017	50,278	49,875
Maturity date - September 6, 2037 - 4.17% on December 31, 2018 and 2.94% on December 31, 2017	8,713	8,627
FT Real Estate Securities Company, Inc.:
Cumulative preferred stock (f)
Maturity date – March 31, 2031 – 9.50%	46,168	46,100
First Horizon ABS Trusts:
Other collateralized borrowings (g)
Maturity date – October 25, 2034
2.66% on December 31, 2018 and 1.72% on December 31, 2017	2,981	11,226
First Tennessee New Markets Corporation Investments:
Maturity date – October 25, 2018 – 4.97% (e)	—	7,301
Maturity date – February 1, 2033 – 4.97% (e)	—	8,000
Maturity date – August 08, 2036 – 2.38%	2,699	2,699
Total	$1,170,963	$1,218,097

(a)	Changes in the fair value of debt attributable to interest rate risk are hedged. Refer to Note 22 – Derivatives.

(b)	Secured by trust preferred loans.

(c)
Collateralized borrowings associated with SBA loan sales that did not meet sales criteria. The loans have remaining terms of 4 to 26 years. These borrowings had a weighted average interest rate of 3.95 percent and 3.26 percent on December 31, 2018 and 2017, respectively.

(d)	Acquired in conjunction with the acquisition of CBF. A portion qualifies for Tier 2 capital under the risk-based capital guidelines.

(e)	Debt retired during 2018. See Note 21- Variable Interest Entities for additional information.

(f)	A portion qualifies for Tier 2 capital under the risk-based capital guidelines.

(g)	On December 31, 2018 and 2017, borrowings secured by $16.2 million and $24.2 million, respectively, of residential real estate loans.

Annual principal repayment requirements as of December 31, 2018 are as follows:

(Dollars in thousands)
2019	$400,000
2020	500,000
2021	—
2022	369
2023	—
2024 and after	312,574

In conjunction with the acquisition of CBF, FHN acquired junior subordinated debentures with aggregate par values of $212.4 million. Each of these issuances is held by a wholly owned trust that has issued trust preferred securities to external investors and loaned the funds to FHN, as successor to CBF, as junior subordinated debt. The book value for each issuance represents the purchase accounting fair value as of the closing date less accumulated amortization of the associated discount, as applicable. Through various contractual arrangements FHN assumed a full and unconditional guarantee for each trust’s obligations with respect to the securities. While the maturity dates are typically 30 years from the original issuance date, FHN has the option to redeem each of the junior subordinated debentures at par on any future interest payment date, which would trigger redemption of the related trust preferred securities. The junior subordinated debentures are included in the Consolidated Statements of Condition in Term borrowings. A portion of FHN's junior subordinated notes qualify as Tier 2 capital under the risk-based capital guidelines. FHN retired $45.4 million of this debt and the related trust preferred securities in 2018.